Organization and Nature of Operations - Schedule of Offering of Subsidaries - Paranthetical (Details)	6 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
noco-noco Pte. Ltd.
Noncontrolling Interest [Line Items]
Entity Incorporation, Date of Incorporation	Jul. 25, 2019
Ownership percentage		100.00%
noco-noco Australia Pty. Ltd
Noncontrolling Interest [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 19, 2021
Ownership percentage		52.00%
Prime Number Acquisition I Corp
Noncontrolling Interest [Line Items]
Entity Incorporation, Date of Incorporation	Feb. 25, 2021
Ownership percentage		100.00%
Prime Number New Sub Pte. Ltd
Noncontrolling Interest [Line Items]
Entity Incorporation, Date of Incorporation	Jan. 25, 2023
Ownership percentage		100.00%